Other Payables - Schedule of Other Payables (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Payables for salaries and bonuses	$ 237,335	$ 1,153,048
Payables for professional fees	594,425	680,708
Payables for cash-settled share-based payment transactions (Note 20)	624,882	669,042
Interest payables	307,335	50,430
Others	128,756	129,433
Other Payables	$ 1,892,733	$ 2,682,661